Other long term obligations	12 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	March 31, 2013	March 31, 2012
Liabilities related to equipment leases	$104	$3,169
Deferred lease inducements (note 18(b))	440	547
Asset retirement obligation (note 18(c))	477	434
Senior executive stock option plan (note 24(c))	925	1,322
Restricted share unit plan (note 24(e))	2,768	3,170
Directors' deferred stock unit plan (note 24(f))	3,106	2,284
	$7,820	$10,926
Less current portion of:
Restricted share unit plan (note 24(e))	(719)	(2,066)
Directors' deferred share unit plan (note 24(f))	(355)	—
	$6,746	$8,860

b) Deferred lease inducements
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	March 31, 2013	March 31, 2012
Balance, beginning of year	$547	$654
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$440	$547

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	March 31, 2013	March 31, 2012
Balance, beginning of year	$434	$395
Accretion expense	43	39
Balance, end of year	$477	$434

At March 31, 2013, estimated undiscounted cash flows required to settle the obligation were $1,084 (March 31, 2012 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.